Rendering of services (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in Contract Liabilities Due to Advances Received From Customers		₨ 774,673
Decrease in Contract Liabilities Due to Recognized in Revenue		495,432
Decrease in Contract Liabilities Due to Refunded to Customers		₨ 49,088
Advances From Customer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in Contract Liabilities Due to Advances Received From Customers	₨ 537,002